Goodwill and Other Intangible Assets - Schedule of Other Definite-lived Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Disposal	$ (1,163,816)		$ (4,716,887)
Accumulated amortization	(290,952)		(482,125)
Net Book Value	872,864		$ 4,234,762
Photomedex, Inc. [Member]
Gross Amount beginning of period	8,182,000	8,281,000
Translation differences		(99,000)
Gross Amount end of period	405,000	8,182,000
Disposal	(221,000)	(1,118,000)
Accumulated amortization	(184,000)	(3,296,000)
Impairment		(3,527,000)
Net Book Value		241,000
Trademarks [Member] | Photomedex, Inc. [Member]
Gross Amount beginning of period	3,893,000	3,925,000
Translation differences		(32,000)
Gross Amount end of period	405,000	3,893,000
Disposal	(221,000)	(531,000)
Accumulated amortization	(184,000)	(1,358,000)
Impairment		(1,763,000)
Net Book Value		241,000
Customer Relationships [Member] | Photomedex, Inc. [Member]
Gross Amount beginning of period	4,289,000	4,356,000
Translation differences		(67,000)
Gross Amount end of period		4,289,000
Disposal		(587,000)
Accumulated amortization		(1,938,000)
Impairment		(1,764,000)
Net Book Value	$ 0	$ 0